Key management	12 Months Ended
Dec. 31, 2018
Statements Line Items
Key management [Text Block]

25.                 Key management

Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	2018	2017
	$	$

Salaries and short-term employee benefits	4,416	6,921
Share-based compensation	3,086	7,731
Cost recoveries from associates	(490)	(449)

	7,012	14,203

Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of between once to twice base salary and bonus and certain vesting acceleration clauses on restricted and deferred share units and share options.